PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 13 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2018 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	23,381	5,810	33,275	37	6,981	2,354	11,167	83,005
Additions related to business combinations (note 24)	—	5	43	—	—	—	—	48
Additions	7,055	719	1,083	—	—	—	10,065	18,922
Transfers	6	845	9,596	—	6,420	—	(16,867)	—
Disposals	(353)	(229)	(2,005)	—	—	—	—	(2,587)
Translation	(36)	(8)	(88)	—	—	—	—	(132)
Values at end of year	30,053	7,142	41,904	37	13,401	2,354	4,365	99,256

Depreciation
Accumulated at beginning of year	14,609	3,694	20,421	13	389	—	—	39,126
Additions	4,641	832	5,529	8	220	—	—	11,230
Disposals	(346)	(224)	(1,868)	—	—	—	—	(2,438)
Translation	(31)	(6)	(85)	—	—	—	—	(122)
Accumulated at end of year	18,873	4,296	23,997	21	609	—	—	47,796
Carrying amount	11,180	2,846	17,907	16	12,792	2,354	4,365	51,460

Property and equipment as of December 31, 2017 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	18,097	5,117	29,723	34	6,981	2,354	3,899	66,205
Additions related to business combinations (note 24)	116	55	3	3	—	—	15	192
Additions	5,244	324	2,275	—	—	—	9,687	17,530
Transfers	98	477	1,431	—	—	—	(2,006)	—
Disposals	(166)	(222)	(152)	—	—	—	(428)	(968)
Translation	(8)	59	(5)	—	—	—	—	46
Values at end of year	23,381	5,810	33,275	37	6,981	2,354	11,167	83,005

Depreciation
Accumulated at beginning of year	11,219	3,136	15,921	4	249	—	—	30,529
Additions	3,529	717	4,658	9	140	—	—	9,053
Disposals	(133)	(218)	(149)	—	—	—	—	(500)
Translation	(6)	59	(9)	—	—	—	—	44
Accumulated at end of year	14,609	3,694	20,421	13	389	—	—	39,126
Carrying amount	8,772	2,116	12,854	24	6,592	2,354	11,167	43,879